Significant Accounting Policies (Details)							1 Months Ended		12 Months Ended
	May 31, 2024 MYR (RM) shares	Jun. 27, 2023 MYR (RM)	May 10, 2022 MYR (RM) shares	Oct. 12, 2021 MYR (RM) shares	Aug. 12, 2021 MYR (RM) shares	Jul. 12, 2021 MYR (RM) shares	May 26, 2023 MYR (RM) shares	Dec. 31, 2021 MYR (RM) shares	Jun. 30, 2024 MYR (RM)	Oct. 06, 2024	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Apr. 17, 2023 shares	Mar. 16, 2022 MYR (RM)	Mar. 14, 2022 MYR (RM)	Sep. 23, 2021 shares
Significant Accounting Policies [Line Items]
Total consideration (in Ringgits) | RM		RM 1	RM 1				RM 1
Issued capital (in Ringgits)									RM 23,308,795		$ 4,936,212	RM 23,308,795
Expected year term									1 year
ARB Midware Sdn. Bhd. [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage										100.00%
ARB WMS Technologies Sdn. Bhd. [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage	49.00%				51.00%					51.00%
Total consideration (in Ringgits) | RM	RM 49,000				RM 51,000
ARB WMS Technologies Sdn. Bhd. [Member] | Ordinary shares [member]
Significant Accounting Policies [Line Items]
Ordinary shares (in Shares)	49,000				51,000
ARB Synergy Group [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage		100.00%											100.00%
ARB Synergy Group [Member] | Ordinary shares [member]
Significant Accounting Policies [Line Items]
Ordinary shares (in Shares)													1
ARB Distribution Sdn [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage							10.00%
ARB Distribution Sdn [Member] | Ordinary shares [member]
Significant Accounting Policies [Line Items]
Ordinary shares (in Shares)							10
ARB Distribution Sdn. Bhd. [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage							51.00%
ARB Logistic Technologies Sdn [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage						49.00%
Total consideration (in Ringgits) | RM						RM 49,000
ARB Logistic Technologies Sdn [Member] | Ordinary shares [member]
Significant Accounting Policies [Line Items]
Ordinary shares (in Shares)						49,000
ARB Innovation Sd [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage																100.00%
Expected year term									1 year
ARB Innovation Sd [Member] | Ordinary shares [member]
Significant Accounting Policies [Line Items]
Ordinary shares (in Shares)																1
ARB AI Agro Sdn. Bhd. [Member] | Ordinary shares [member]
Significant Accounting Policies [Line Items]
Ordinary shares (in Shares)				100
ARB Agro Technology Sdn [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage				10.00%
Total consideration (in Ringgits) | RM				RM 100
ARBIOT Sdn. Bhd. [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage								1.00%
ARBIOT Sdn. Bhd. [Member] | Ordinary shares [member]
Significant Accounting Policies [Line Items]
Ordinary shares (in Shares)								1,000,000
ARB Information Sdn [Member]
Significant Accounting Policies [Line Items]
Issued capital (in Ringgits) | RM															RM 1
ARB AI Technology Sdn.[Member]
Significant Accounting Policies [Line Items]
Issued capital (in Ringgits) | RM														RM 1
ARB R&D Sdn. Bhd. [Member] | Ordinary shares [member]
Significant Accounting Policies [Line Items]
Ordinary shares (in Shares)			1
ARB R1 Technology Sdn [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage			100.00%
Total consideration (in Ringgits) | RM								RM 1